Net Defined Benefit Liabilities And Assets_Key Actuarial Assumptions(Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Actuarial Assumptions Line Items [Line Items]
Description Of Actuarial Assumption Of Mortality Rates	Mortality assumptions are based on the experience-based mortality table of Korea Insurance Development Institute of 2019.	Mortality assumptions are based on the experience-based mortality table of Korea Insurance Development Institute of 2019.
Bottom Of Range Member [Member]
Disclosure Of Actuarial Assumptions Line Items [Line Items]
Discount rate	1.60%	2.00%
Salary increase rate	0.00%	0.00%
Turnover	0.00%	0.00%
Top Of Range Member [Member]
Disclosure Of Actuarial Assumptions Line Items [Line Items]
Discount rate	2.00%	2.30%
Salary increase rate	7.50%	7.50%
Turnover	50.00%	50.00%